COMMITMENTS AND CONTINGENCIES - Additional information (Details)		8 Months Ended
	Feb. 22, 2021 USD ($) D $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Mar. 31, 2021 $ / shares	Feb. 20, 2021 USD ($)	Jul. 30, 2020 $ / shares
Values of shares issued		$ 25,000
PIPE Subscription Agreement | PIPE Investors
Number of shares issued | shares	166,666,667
Share price | $ / shares	$ 15.00
Values of shares issued	$ 2,500,000,005
Merger Agreement with Merger Sub and Atieva
Consideration	$ 11,750,000,000
Number of business days prior to closing date considered for determination of Equity Value | D	2
Subsequent Event
Fee payable to service provider upon the consummation of a Business Combination				$ 6,000,000
Fee payable to service provider upon consummation of the financing				500,000
Threshold maximum out-of-pocket expenses				$ 125,000
Subsequent Event | Merger Agreement with Merger Sub and Atieva
Consideration	$ 11,750,000,000
Number of business days prior to closing date considered for determination of Equity Value	2
Class A Common Stock
Par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001		$ 0.0001
Share price | $ / shares		$ 12.00	$ 12.00
Class A Common Stock | Merger Agreement with Merger Sub and Atieva
Par value (in dollars per share) | $ / shares	$ 0.0001
Merger consideration (in dollars per share) | $ / shares	10.00
Class A Common Stock | Subsequent Event | Common Stock Subscription Agreements | PIPE Investors
Share price | $ / shares	$ 15
Values of shares issued	$ 2,500,000,000
Class A Common Stock | Subsequent Event | Merger Agreement with Merger Sub and Atieva
Par value (in dollars per share) | $ / shares	$ 0.0001
Merger consideration (in dollars per share) | $ / shares	$ 10.00
Lucid Series D preferred stock | Voting And Support Agreement | PIPE Investors
Number of shares issued | shares	204,148,825
Lucid Series E preferred stock | Voting And Support Agreement | PIPE Investors
Number of shares issued | shares	113,877,589